Employee Benefit Plans (Pension Plans) (Fair Value Tables) (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2015		Dec. 31, 2014
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets		$ 32,738
Ending Balance, Plan Assets		31,011		$ 32,738
Quoted price in active markets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets		6,879
Ending Balance, Plan Assets		6,486		6,879
Significant other observable inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets		9,925
Ending Balance, Plan Assets		8,964		9,925
Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets		1,120		1,135
Realized gains (losses)		(1)
Unrealized gains relating to instruments still held in the reporting period		147		67
Purchases, sales and settlements, net		81		(82)
Ending Balance, Plan Assets		1,347		1,120
Global Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets		5,966
Ending Balance, Plan Assets		5,884		5,966
Global Equities [Member] | Quoted price in active markets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets		5,964
Ending Balance, Plan Assets		5,884		5,964
Global Equities [Member] | Significant other observable inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets		2
Ending Balance, Plan Assets		0		2
Global Equities [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets		0
Ending Balance, Plan Assets		0		0
Global Equity Commingled Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets	[1]	1,055
Ending Balance, Plan Assets	[1]	779		1,055
Global Equity Commingled Funds [Member] | Quoted price in active markets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets	[1]	0
Ending Balance, Plan Assets	[1]	0		0
Global Equity Commingled Funds [Member] | Significant other observable inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets	[1]	1,055
Ending Balance, Plan Assets	[1]	779		1,055
Global Equity Commingled Funds [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets	[1]	0
Ending Balance, Plan Assets	[1]	0		0
Enhanced Global Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets	[2]	1,484
Ending Balance, Plan Assets	[2]	853		1,484
Enhanced Global Equities [Member] | Quoted price in active markets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets	[2]	292
Ending Balance, Plan Assets	[2]	237		292
Enhanced Global Equities [Member] | Significant other observable inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets	[2]	1,192
Ending Balance, Plan Assets	[2]	616		1,192
Enhanced Global Equities [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets	[2]	0
Ending Balance, Plan Assets	[2]	0		0
Global Equity Funds at net asset value [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets	[3]	6,505
Ending Balance, Plan Assets	[3]	6,475		6,505
Global Equity Funds at net asset value [Member] | Quoted price in active markets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets	[3]	0
Ending Balance, Plan Assets	[3]	0		0
Global Equity Funds at net asset value [Member] | Significant other observable inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets	[3]	0
Ending Balance, Plan Assets	[3]	0		0
Global Equity Funds at net asset value [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets	[3]	0
Ending Balance, Plan Assets	[3]	0		0
Private Equities
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets	[3],[4]	1,400
Ending Balance, Plan Assets	[3],[4]	1,517		1,400
Private Equities | Quoted price in active markets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets	[3],[4]	0
Ending Balance, Plan Assets	[3],[4]	0		0
Private Equities | Significant other observable inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets	[3],[4]	0
Ending Balance, Plan Assets	[3],[4]	0		0
Private Equities | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets		145	[3],[4]	90
Realized gains (losses)		3
Unrealized gains relating to instruments still held in the reporting period		42		1
Purchases, sales and settlements, net		(8)		54
Ending Balance, Plan Assets	[3],[4]	182		145
Governments [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets		471
Ending Balance, Plan Assets		418		471
Governments [Member] | Quoted price in active markets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets		419
Ending Balance, Plan Assets		365		419
Governments [Member] | Significant other observable inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets		52
Ending Balance, Plan Assets		53		52
Governments [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets		0
Ending Balance, Plan Assets		0		0
Corporate Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets		7,136
Ending Balance, Plan Assets		7,013		7,136
Corporate Bonds [Member] | Quoted price in active markets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets		4
Ending Balance, Plan Assets		0		4
Corporate Bonds [Member] | Significant other observable inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets		7,132
Ending Balance, Plan Assets		7,013		7,132
Corporate Bonds [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets		0
Ending Balance, Plan Assets		0		0
Fixed Income Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets	[3]	3,661
Ending Balance, Plan Assets	[3]	2,992		3,661
Fixed Income Securities [Member] | Quoted price in active markets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets	[3]	0
Ending Balance, Plan Assets	[3]	0		0
Fixed Income Securities [Member] | Significant other observable inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets	[3]	0
Ending Balance, Plan Assets	[3]	0		0
Fixed Income Securities [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets	[3]	0
Ending Balance, Plan Assets	[3]	0		0
Real Estate [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets	[3],[5]	1,925
Ending Balance, Plan Assets	[3],[5]	2,254		1,925
Real Estate [Member] | Quoted price in active markets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets	[3],[5]	0
Ending Balance, Plan Assets	[3],[5]	0		0
Real Estate [Member] | Significant other observable inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets	[3],[5]	12
Ending Balance, Plan Assets	[3],[5]	10		12
Real Estate [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets		975	[3],[5]	1,045
Realized gains (losses)		(4)
Unrealized gains relating to instruments still held in the reporting period		105		66
Purchases, sales and settlements, net		89		(136)
Ending Balance, Plan Assets	[3],[5]	1,165		975
Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets	[3],[6]	2,245
Ending Balance, Plan Assets	[3],[6]	2,040		2,245
Other [Member] | Quoted price in active markets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets	[3],[6]	0
Ending Balance, Plan Assets	[3],[6]	0		0
Other [Member] | Significant other observable inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets	[3],[6]	349
Ending Balance, Plan Assets	[3],[6]	334		349
Other [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets	[3],[6]	0
Ending Balance, Plan Assets	[3],[6]	0		0
Cash & Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets	[3],[7]	447
Ending Balance, Plan Assets	[3],[7]	493		447
Cash & Cash Equivalents [Member] | Quoted price in active markets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets	[3],[7]	200
Ending Balance, Plan Assets	[3],[7]	0		200
Cash & Cash Equivalents [Member] | Significant other observable inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets	[3],[7]	131
Ending Balance, Plan Assets	[3],[7]	159		131
Cash & Cash Equivalents [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets	[3],[7]	0
Ending Balance, Plan Assets	[3],[7]	0		0
Subtotal [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets		32,295
Ending Balance, Plan Assets		30,718		32,295
Other Assets & Liabilities [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets	[8]	443
Ending Balance, Plan Assets	[8]	293		443
Not Subject to Leveling [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets		14,371
Ending Balance, Plan Assets		13,921		14,371
Not Subject to Leveling [Member] | Global Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets		0
Ending Balance, Plan Assets		0		0
Not Subject to Leveling [Member] | Global Equity Commingled Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets	[1]	0
Ending Balance, Plan Assets	[1]	0		0
Not Subject to Leveling [Member] | Enhanced Global Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets	[2]	0
Ending Balance, Plan Assets	[2]	0		0
Not Subject to Leveling [Member] | Global Equity Funds at net asset value [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets	[3]	6,505
Ending Balance, Plan Assets	[3]	6,475		6,505
Not Subject to Leveling [Member] | Private Equities
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets	[3],[4]	1,255
Ending Balance, Plan Assets	[3],[4]	1,335		1,255
Not Subject to Leveling [Member] | Governments [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets		0
Ending Balance, Plan Assets		0		0
Not Subject to Leveling [Member] | Corporate Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets		0
Ending Balance, Plan Assets		0		0
Not Subject to Leveling [Member] | Fixed Income Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets	[3]	3,661
Ending Balance, Plan Assets	[3]	2,992		3,661
Not Subject to Leveling [Member] | Real Estate [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets	[3],[5]	938
Ending Balance, Plan Assets	[3],[5]	1,079		938
Not Subject to Leveling [Member] | Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets	[3],[6]	1,896
Ending Balance, Plan Assets	[3],[6]	1,706		1,896
Not Subject to Leveling [Member] | Cash & Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets	[3],[7]	116
Ending Balance, Plan Assets	[3],[7]	$ 334		$ 116

[1]	Represents commingled funds that invest primarily in common stocks.
[2]	Represents enhanced equity separate account and commingled fund portfolios. A portion of the portfolio may include long-short market neutral and relative value strategies that invest in publicly traded, equity and fixed income securities, as well as derivatives of equity and fixed income securities and foreign currency.
[3]	In accordance with ASU 2015-07, Fair Value Measurement (Topic 820), certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented for the total pension benefits plan assets.
[4]	Represents limited partner investments with general partners that primarily invest in debt and equity.
[5]	Represents investments in real estate including commingled funds and directly held properties.
[6]	Represents insurance contracts and global balanced risk commingled funds consisting mainly of equity, bonds and some commodities.
[7]	Represents short-term commercial paper, bonds and other cash or cash-like instruments.
[8]	Represents trust receivables and payables that are not leveled.